Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (2,462,000)	$ (1,523,000)	$ (5,985,000)	$ (11,561,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,000	2,300	8,000	10,000
Stock-based compensation expense	84,000	75,000	309,000	301,000
Changes in fair value of warrant liability	94,000		98,000	(12,000)
Accretion of final charge upon maturity of Oxford Term Loan A and B	80,000	27,000	224,000	106,000
Amortization of issuance cost and discounts for term loans and convertible notes	8,000	18,000	40,000	54,000
Non-cash interest expense on convertible promissory notes	89,000	1,000	126,000
Amortization of right-of-use asset	8,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(386,000)	(19,000)	23,000	329,000
Other assets				1,000
Accounts payable	710,000	(629,000)	(212,000)	601,000
Accrued liabilities	167,000	(387,000)	(650,000)	(12,000)
Net Cash Used in Operating Activities	(1,606,000)	(2,435,000)	(6,019,000)	(10,183,000)
Cash flows from investing activities:
Purchases of property and equipment			(5,000)	(3,000)
Net cash used in investing activities			(5,000)	(3,000)
Cash flows from financing activities:
Payments on term loan		(616,000)	(890,000)	(139,000)
Proceeds from exercise of warrants				80,000
Proceeds from issuance of convertible promissory notes - related party	1,500,000	1,500,000	4,500,000
Net cash provided (used) by financing activities	1,500,000	884,000	3,610,000	(59,000)
Net decrease in cash and cash equivalents and restricted cash	(106,000)	(1,551,000)	(2,414,000)	(10,245,000)
Cash and cash equivalents and restricted cash at beginning of year	1,942,000	4,356,000	4,356,000	14,601,000
Cash and cash equivalents and restricted cash at end of year	1,836,000	2,805,000	1,942,000	4,356,000
Other supplemental disclosure:
Cash paid for interest	91,000	97,000	376,000	355,000
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations(1)	$ 227,000